Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF

January 31, 2023 (unaudited)

	Principal Amount	Value
Long - Term Bonds 0.0%(a)
Corporate Bond — 0.0%(a)

Oil & Gas — 0.0%(a)
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (Cost $1,954)	$2,000	$1,995

Total Investments — 0.0%
(Cost $1,954)		1,995
Other Assets and Liabilities, Net — 100.0%		14,311,573
Net Assets — 100.0%		$14,313,568

(a)	Less than 0.05%.

Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

January 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(a)
Corporate Bond	$–	$1,995	$–	$1,995
Total Investments in Securities	$–	$1,995	$–	$1,995

(a)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.